Income taxes (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred tax assets	R$ 6,443	R$ 6,359
Deferred tax assets and deferred tax liabilities	4,766	5,206
Deferred tax liabilities	(1,677)	(1,153)
Braskem [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	9,590	9,112
Deferred tax liabilities	(3,744)	(3,342)
Deferred tax assets and deferred tax liabilities	5,846	5,770
Braskem Argentina [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		21
Deferred tax liabilities	(6)	(16)
Deferred tax assets and deferred tax liabilities	(6)	5
Braskem America [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	390	525
Deferred tax liabilities	(1,364)	(1,662)
Deferred tax assets and deferred tax liabilities	(974)	(1,137)
Braskem Alemanha [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	24	23
Deferred tax liabilities	(15)
Deferred tax assets and deferred tax liabilities	9	23
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	1,840	2,080
Deferred tax liabilities	(2,531)	(1,840)
Deferred tax assets and deferred tax liabilities	(691)	240
Braskem Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	333	86
Deferred tax assets and deferred tax liabilities	333	86
B And T C [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	4
Deferred tax liabilities	(8)	(17)
Deferred tax assets and deferred tax liabilities	(4)	(17)
Cetrel [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	34	39
Deferred tax liabilities	(4)	(5)
Deferred tax assets and deferred tax liabilities	30	34
D A C [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	25	33
Deferred tax liabilities	(2)	(2)
Deferred tax assets and deferred tax liabilities	23	31
Terminal Quimica [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	13	2
Deferred tax assets and deferred tax liabilities	13	2
Voqen [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	(2)
Deferred tax assets and deferred tax liabilities	(2)
Wise [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	30
Deferred tax liabilities	(3)
Deferred tax assets and deferred tax liabilities	27
Total [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	12,433	12,321
Deferred tax liabilities	(7,667)	(7,115)
Deferred tax assets and deferred tax liabilities	R$ 4,766	R$ 5,206